Commitments and Contingencies - Schedule of Non-Cancelable Commitments under Finance Leases (Detail) $ in Thousands	Dec. 31, 2017 MXN ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 134,143
Less: amounts representing finance charges	(34,697)
Present value of net minimum lease payments	99,446
Less current portion	(36,965)
Long-term obligations	62,481
Present value of net minimum lease payments	99,446
2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	45,355
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	10,244
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	10,244
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	10,244
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	10,244
2023 and thereafter [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 47,812